RETIREMENT PLANS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amounts recognized in Consolidated Balance Sheet:
Other assets	$ 22.3	$ 1.5
Postretirement health care and pension benefits.	(1,173.4)	(565.8)
Amounts recognized in Accumulated Other Comprehensive Loss:
Accumulated other comprehensive loss, net of tax	481.3	387.4
Change in Accumulated Other Comprehensive Loss:
Other comprehensive loss (income)	(93.9)	38.7	(61.4)
U.S. PENSION
Defined Benefit Plan Disclosure
Accumulated Benefit Obligation, end of year	1,683.5	1,023.4
Projected Benefit Obligation
Projected benefit obligation, beginning of year	1,154.7	1,092.7
Service cost	46.7	50.6	47.2
Interest	63.4	62.6	59.0
Curtailments and settlements		(0.6)
Plan amendments		(39.8)
Actuarial loss (gain)	128.9	23.1
Assumed through Nalco merger	537.4
Benefits paid	(38.7)	(33.9)
Projected benefit obligation, end of year	1,892.4	1,154.7	1,092.7
Plan Assets
Fair value of plan assets, beginning of year	988.9	898.8
Actual returns on plan assets	7.3	120.8
Company contributions	104.4	3.2
Assumed through Nalco merger	290.2
Benefits paid	(38.7)	(33.9)
Fair value of plan assets, end of year	1,352.1	988.9	898.8
Funded Status, end of year	(540.3)	(165.8)
Amounts recognized in Consolidated Balance Sheet:
Other current liabilities	(10.6)	(4.3)
Postretirement health care and pension benefits.	(529.7)	(161.5)
Net liability	(540.3)	(165.8)
Amounts recognized in Accumulated Other Comprehensive Loss:
Unrecognized net actuarial loss	690.4	499.9
Unrecognized net prior service costs (benefits)	(33.9)	(38.0)
Tax benefit	(251.7)	(179.3)
Accumulated other comprehensive loss, net of tax	404.8	282.6
Change in Accumulated Other Comprehensive Loss:
Amortization of net actuarial loss	(31.8)	(24.7)
Amortization of prior service benefits (costs)	4.2	(0.5)
Current period net actuarial loss (gain)	222.2	(7.6)
Current period prior service costs		(39.8)
Curtailment		(0.9)
Tax expense (benefit)	(72.4)	28.2
Other comprehensive loss (income)	122.2	(45.3)
Estimated amounts in accumulated other comprehensive loss expected to be reclassified to net period cost during 2012:
Net actuarial loss	45.1
Net prior service costs/(benefits)	(4.2)
Total	40.9
Non-qualified plans
Projected Benefit Obligation
Projected benefit obligation, end of year	94.0	75.0
INTERNATIONAL PENSION
Defined Benefit Plan Disclosure
Accumulated Benefit Obligation, end of year	896.0	537.4
Projected Benefit Obligation
Projected benefit obligation, beginning of year	579.4	563.4
Service cost	23.1	18.9	14.9
Interest	28.2	26.7	24.6
Participant contributions	3.7	3.2
Curtailments and settlements	(5.4)	(0.1)
Plan amendments	(3.7)
Actuarial loss (gain)	(43.0)	34.1
Assumed through Nalco merger	402.8
Benefits paid	(26.3)	(18.0)
Foreign currency translation	19.8	(48.8)
Projected benefit obligation, end of year	978.6	579.4	563.4
Plan Assets
Fair value of plan assets, beginning of year	318.5	299.4
Actual returns on plan assets	9.7	24.9
Company contributions	44.0	27.4
Participant contributions	3.7	3.2
Assumed through Nalco merger	257.6
Settlements	(4.3)
Benefits paid	(26.3)	(18.0)
Foreign currency translation	9.7	(18.4)
Fair value of plan assets, end of year	612.6	318.5	299.4
Funded Status, end of year	(366.0)	(260.9)
Amounts recognized in Consolidated Balance Sheet:
Other assets	22.3	1.5
Other current liabilities	(11.4)	(7.4)
Postretirement health care and pension benefits.	(376.9)	(255.0)
Net liability	(366.0)	(260.9)
Amounts recognized in Accumulated Other Comprehensive Loss:
Unrecognized net actuarial loss	102.8	134.6
Unrecognized net prior service costs (benefits)	(2.5)	1.2
Tax benefit	(30.8)	(41.3)
Accumulated other comprehensive loss, net of tax	69.5	94.5
Change in Accumulated Other Comprehensive Loss:
Amortization of net actuarial loss	(8.1)	(4.0)
Amortization of prior service benefits (costs)	(0.1)	(0.4)
Current period net actuarial loss (gain)	(30.2)	26.4
Current period prior service costs	(3.7)
Tax expense (benefit)	10.5	(7.7)
Foreign currency translation	6.6	(5.1)
Other comprehensive loss (income)	(25.0)	9.2
Estimated amounts in accumulated other comprehensive loss expected to be reclassified to net period cost during 2012:
Net actuarial loss	3.9
Net prior service costs/(benefits)	(0.2)
Total	3.7
U.S. POSTRETIREMENT HEALTH CARE
Defined Benefit Plan Disclosure
Accumulated Benefit Obligation, end of year	277.3	159.4
Projected Benefit Obligation
Projected benefit obligation, beginning of year	159.4	154.6
Service cost	2.2	2.0	2.0
Interest	9.0	8.8	9.5
Participant contributions	4.4	3.5
Medicare subsidies received	0.7	0.7
Plan amendments	0.1
Actuarial loss (gain)	(6.2)	2.8
Assumed through Nalco merger	121.4
Benefits paid	(13.7)	(13.0)
Projected benefit obligation, end of year	277.3	159.4	154.6
Plan Assets
Fair value of plan assets, beginning of year	19.6	12.7
Actual returns on plan assets	0.2	2.4
Company contributions	8.2	16.0
Participant contributions	2.3	1.5
Benefits paid	(13.7)	(13.0)
Fair value of plan assets, end of year	16.6	19.6	12.7
Funded Status, end of year	(260.7)	(139.8)
Amounts recognized in Consolidated Balance Sheet:
Other current liabilities	(8.0)	(1.8)
Postretirement health care and pension benefits.	(252.7)	(138.0)
Net liability	(260.7)	(139.8)
Amounts recognized in Accumulated Other Comprehensive Loss:
Unrecognized net actuarial loss	12.9	18.1
Unrecognized net prior service costs (benefits)	0.3	0.3
Tax benefit	(6.2)	(8.1)
Accumulated other comprehensive loss, net of tax	7.0	10.3
Change in Accumulated Other Comprehensive Loss:
Amortization of net actuarial loss	(0.2)	(0.2)
Amortization of prior service benefits (costs)	(0.1)	0.4
Current period net actuarial loss (gain)	(5.0)	(4.6)
Current period prior service costs	0.1
Tax expense (benefit)	1.9	1.8
Other comprehensive loss (income)	(3.3)	(2.6)
Estimated amounts in accumulated other comprehensive loss expected to be reclassified to net period cost during 2012:
Net actuarial loss	0.4
Net prior service costs/(benefits)	0.1
Total	$ 0.5